Summary of significant accounting policies (Schedule of Assumptions Used to Value Convertible Notes) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Market price per share (USD/share)	$ 1.45	$ 0.95
Exercise price (USD/share)	$ 1.00	$ 1.00
Measurement Input, Risk Free Interest Rate [Member]
Risk free rate	0.07%	1.59%
Measurement Input, Expected Term [Member]
Expected term/Contractual life (years)	3 months 3 days	1 year 3 months 3 days
Measurement Input, Price Volatility [Member]
Expected volatility	64.06%	78.11%